Other Current Assets (Details) - Schedule of Other Current Assets	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable	¥ 49,400,170		¥ 34,041,675		¥ 23,731,587
Deposits			2,361,968		3,434,080
Others	1,364,354		1,504,449		109,548
Total	¥ 53,747,621	$ 7,541,621	¥ 37,908,092	$ 5,352,209	¥ 27,275,215